Commitments	12 Months Ended
Jun. 30, 2019
Commitments
Commitments

29 Commitments

29.1 Capital commitments

As of 30 June 2019, the Group had contracted capital expenditure relating to property, plant and equipment amounting to £3,794,000 (2018: £4,054,000)and to other intangible assets amounting to £nil (2018: £nil). These amounts are not recognized as liabilities.

29.2Non-cancellable operating leases

(i)The group as lessee

The Group leases various offices and plant and equipment under non-cancellable operating lease agreements. The majority of the lease agreements are renewable at the end of the lease period at market rate. The lease expenditure charged to the statement of profit or loss during the year is disclosed in note 5. Commitments for minimum lease payments in relation to non-cancellable operating leases are payable as follows:

	2019	2018
	£’000	£’000
Within 1 year	1,956	1,756
Later than 1 year but not later than 5 years	2,346	2,739
Later than 5 years	3,785	3,866
	8,087	8,361

(ii)The group as lessor

The Group leases out its investment properties. The minimum rentals in relation to non-cancellable operating leases are receivable as follows:

	2019	2018
	£’000	£’000
Within 1 year	2,100	1,278
Later than 1 year but not later than 5 years	5,777	2,866
Later than 5 years	13,994	9,550
	21,871	13,694